10. Stock-based compensation (Details 1) CAD / shares in Units, shares in Thousands, CAD in Thousands	6 Months Ended
Jun. 30, 2016 CAD CAD / shares shares
Option Outstanding
Number of shares	11,663
Shares vested	11,588
Aggregate intrinsic value | CAD	CAD 657
Number of Options Exercisable
Weighted average exercise price for exercisable options | CAD / shares	CAD .28
Weighted average share price for options exercised | CAD / shares	CAD .24
Weighted average years to expiry for exercisable options	3 years 2 months 11 days
Share Based Compensation Stock Option One [Member]
Option Outstanding
Number of shares	3,115
Shares vested	3,115
Aggregate intrinsic value | CAD	CAD 141
Price per share minimum | CAD / shares	CAD .21
Price per share maximum | CAD / shares	CAD 2.23
Expiry Date	Jul - Dec 2016
Share Based Compensation Stock Option Two [Member]
Option Outstanding
Number of shares	2,068
Shares vested	2,068
Aggregate intrinsic value | CAD	CAD 87
Price per share minimum | CAD / shares	CAD .21
Price per share maximum | CAD / shares	CAD 1.25
Expiry Date	Jan - Feb 2017
Share Based Compensation Stock Option Three [Member]
Option Outstanding
Number of shares	3,600
Shares vested	3,600
Aggregate intrinsic value | CAD	CAD 113
Price per share minimum | CAD / shares	CAD .30
Price per share maximum | CAD / shares	CAD .56
Expiry Date	Mar - Dec 2018
Share Based Compensation Stock Option Four [Member]
Option Outstanding
Number of shares	2,780
Shares vested	2,755
Aggregate intrinsic value | CAD	CAD 316
Price per share minimum | CAD / shares	CAD .21
Price per share maximum | CAD / shares	CAD .38
Expiry Date	Dec 2019 - Dec 2020
Share Based Compensation Stock Option Five [Member]
Option Outstanding
Number of shares	100
Shares vested	50
Aggregate intrinsic value | CAD	CAD 0
Price per share minimum | CAD / shares	CAD .39
Expiry Date	Mar 2021